Cash flow information - Cash used in operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss before income tax	¥ (361,714)	¥ (990,173)	¥ (1,442,608)
Depreciation and amortization	201,341	281,430	438,749
Net impairment losses on financial and contract assets	53,950	33,639	72,229
Net impairment losses on intangible assets	5,851	10,208
Losses on disposal of property and equipment and intangible asset	6,058	14,490	266
Share-based payments expenses (Note 27)	14,497	13,361	25,409
Net losses/(gain) on derivatives (Note 9)	(30,592)	(262,769)	169,545
Net gain on financial assets at fair value through profit or loss (Note 9)	(20,007)	(30,687)	(45,644)
Share of gain of associate and joint venture (Note 15)	(4,607)	(24,852)	(9,946)
Impairment charges on associate(Note 15)	7,157	10,998
Remeasurement of redemption liability(Note 9)		(37,874)
Finance costs	19,535	35,168	74,743
Interest from investing activities	(26,252)	(6,646)	(22,983)
Exchange (gain)/losses (Note 9)	11,171	312,843	(77,143)
Changes in working capital:
Trade receivables	185,745	(63,884)	(123,371)
Contract assets	29,276	106,135	45,855
Prepayments and other receivables	165,244	(335,419)	(353,480)
Trade and other payable	(817,507)	106,952	530,095
Contract liabilities	(30,938)	13,365	17,032
Customer deposits	332,031	579,012	944,318
Other financial liabilities from virtual bank	(34,954)	89,327
Financial assets measured at amortized cost from virtual bank	(3,098)	13,341	586,953
Financial assets measured at fair value through other comprehensive income from virtual bank	(294,583)	(504,942)	(1,103,460)
Payroll and welfare payables	(45,350)	(83,809)	(110,263)
Cash used in operations	¥ (637,746)	¥ (720,786)	¥ (383,704)